Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Trade and Other Receivables [Abstract]
GST	$ 41,771	$ 31,440
Other debtors – research and development tax refund receivable	263,236	143,314
Accounts receivables		8,251
Trade and other receivables	$ 305,007	$ 183,005